Earnings per Share	12 Months Ended
Dec. 31, 2019
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Earnings per Share
Note 24. Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares (originated by the Company’s commitment to capitalize 27.9 million KOF series L shares).
The earnings per share for the years ended December 31, 2018 and 2017 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split.
Earnings amounts per share type are as follows:

	2019
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net Income		Ps. 5,965		Ps. 3,508		Ps. 1,184		Ps. 1,973
Consolidated net income attributable to equity holders of the parent- continuing operations		5,714		3,361		1,135		1,891
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2018
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net Income	Ps.	7,116	Ps.	4,186	Ps.	1,413	Ps.	2,355

Consolidated net income attributable to equity holders of the parent- continuing operations		5,164		3,038		1,025		1,709
Consolidated net income attributable to equity holders of the parent- discontinued operation		1,405		826		279		465
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2017
		Per series		Per series		Per series		Per series
		“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net loss	Ps.	(6,073)	Ps.	(3,572)	Ps.	(1,184)	Ps.	(1,973)

Consolidated net loss attributable to equity holders of the parent- continuing operations		(7,618)		(4,480)		(1,485)		(2,475)
Consolidated net income attributable to equity holders of the parent- discontinued operation		1,545		908		301		502
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,547		2,579